Restricted Net Assets	12 Months Ended
Dec. 31, 2018
Restricted Net Assets [Abstract]
Restricted net assets
21.	Restricted net assets

Relevant PRC laws and regulations permit payments of dividends by the Group’s subsidiary and the VIEs incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Group’s subsidiary and the VIEs in the PRC are required to annually appropriate 10% of their net after-tax income to the statutory general reserve fund prior to payment of any dividends, unless such reserve funds have reached 50% of their respective registered capital. As a result of these and other restrictions under PRC laws and regulations, the Group’s subsidiary and the VIEs subsidiary incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances. There are no significant differences between US GAAP and PRC accounting standards in connection with the reported net assets of the legally owned subsidiary in the PRC and the VIEs. Even though the Company currently does not require any such dividends, loans or advances from the PRC entities for working capital and other funding purposes, the Company may in the future require additional cash resources from them due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends or distributions to our shareholders. Except for the above, there is no other restriction on use of proceeds generated by the Group’s subsidiary and the VIEs to satisfy any obligations of the Company.

As of December 31, 2017 and 2018, the total restricted net assets of the Company’s subsidiaries, VIEs and their subsidiaries incorporated in PRC and subjected to restriction amounted to approximately RMB 13.1 million and RMB 554.1 million, respectively. Even though the Company currently does not require any such dividends, loans or advances from the PRC entities for working capital and other funding purposes, the Company may in the future require additional cash resources from them due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends or distributions to its shareholders. There is no other restriction on the use of proceeds generated by the Company’s subsidiaries, VIEs and VIE subsidiaries to satisfy any obligations of the Company.